BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
BORROWINGS
Short-term borrowings	¥ 619,000	$ 89,747	¥ 260,000
Total	¥ 619,000		¥ 260,000